UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2016

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Bank Notes - 1.3%
Bank of Nova Scotia	1.272%	12/13/16	$2,000,000	$2,000,380

Certificates of Deposit - 22.8%
Bank of Nova Scotia	1.160%	3/17/17	1,000,000	1,000,451	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.700%	12/14/16	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ NY	1.212%	4/25/17	2,000,000	2,000,000	(a)
BNP Paribas NY Branch	1.048%	5/15/17	1,000,000	1,000,000	(a)
Citibank N.A.	0.900%	2/13/17	2,000,000	2,000,000
Citibank N.A.	1.000%	3/28/17	1,500,000	1,500,000
Credit Suisse NY	1.303%	5/1/17	1,500,000	1,500,000	(a)
Landesbank Hessen-Thuringen	0.950%	1/3/17	1,500,000	1,500,000
Mizuho Bank Ltd.	0.950%	12/19/16	2,000,000	2,000,049
Mizuho Bank Ltd.	1.150%	5/17/17	1,000,000	1,000,000	(a)
Norinchukin Bank	1.262%	2/21/17	1,600,000	1,599,950	(a)
Rabobank Nederland NY	1.062%	4/20/17	2,000,000	2,000,000	(a)
Royal Bank of Canada	1.030%	12/15/16	2,000,000	2,000,334
Skandinaviska Enskilda Banken AB	0.874%	12/2/16	1,400,000	1,400,005
Skandinaviska Enskilda Banken AB	1.052%	1/20/17	800,000	800,083	(a)
Standard Chartered Bank NY	1.000%	12/13/16	1,000,000	1,000,116
Sumitomo Mitsui Banking Corp.	1.250%	2/24/17	1,500,000	1,500,593
Toronto Dominion Bank NY	1.402%	8/11/17	1,220,000	1,221,078	(a)
UBS AG Stamford Branch	0.924%	12/2/16	700,000	700,000
UBS AG Stamford Branch	0.980%	1/31/17	3,000,000	2,999,884
UBS AG Stamford CT	0.958%	12/13/16	1,000,000	1,000,057
Wells Fargo Bank N.A.	1.073%	4/26/17	2,000,000	2,000,000	(a)
Westpac Banking Corp.	1.020%	2/3/17	2,000,000	2,000,510

Total Certificates of Deposit				34,723,110

Commercial Paper - 55.1%
ABN AMRO Funding USA LLC	0.902%	1/23/17	1,000,000	998,675	(b)(c)
ABN AMRO Funding USA LLC	1.024%	2/1/17	3,000,000	2,994,730	(b)(c)
ABN AMRO Funding USA LLC	1.268%	4/3/17	1,000,000	995,695	(b)(c)
ANZ National International Ltd.	0.801%	1/18/17	1,100,000	1,098,827	(b)
Bank Nederlandse Gemeenten NV	0.500%	12/1/16	3,000,000	3,000,000	(b)(c)
Bank Nederlandse Gemeenten NV	0.500%	12/2/16	2,000,000	1,999,972	(b)(c)
Bank of Nova Scotia	1.443%	11/7/17	1,000,000	1,000,801	(a)(c)
BNP Paribas NY Branch	0.701%	12/5/16	3,000,000	2,999,767	(b)
BNZ International Funding Ltd.	0.852%	1/24/17	3,000,000	2,996,175	(b)(c)
Caisse des Depots et Consignations	0.867%	1/26/17	2,000,000	1,997,309	(b)(d)
Canadian Imperial Holdings Inc.	0.651%	12/16/16	2,000,000	1,999,458	(b)
Colgate-Palmolive Co.	0.310%	12/1/16	5,000,000	5,000,000	(b)(c)
Credit Suisse NY	1.309%	4/3/17	2,000,000	1,991,117	(b)
Danske Corp.	1.003%	2/10/17	2,500,000	2,495,069	(b)(c)
DBS Bank Ltd.	0.902%	1/10/17	3,000,000	2,997,000	(b)(c)
DBS Bank Ltd.	1.003%	1/26/17	2,000,000	1,996,889	(b)(c)
DnB NOR Bank ASA	0.420%	12/6/16	1,000,000	999,942	(b)(c)
HSBC USA Inc.	1.013%	5/2/17	1,000,000	1,000,000	(a)(c)
ING U.S. Funding LLC	1.100%	5/3/17	2,000,000	2,000,000	(a)
JPMorgan Securities LLC	0.651%	12/13/16	2,500,000	2,499,458	(b)
JPMorgan Securities LLC	1.053%	4/26/17	2,000,000	2,000,000	(a)
KFW	0.460%	12/5/16	5,000,000	4,999,745	(b)
Landesbank Hessen-Thuringen	0.841%	1/24/17	1,600,000	1,597,984	(b)(c)
Microsoft Corp.	0.340%	12/1/16	5,000,000	5,000,000	(b)(c)
Mizuho Bank Ltd.	1.176%	2/27/17	2,000,000	1,994,280	(b)(c)
NRW Bank	0.600%	12/9/16	2,000,000	1,999,733	(b)(c)

See Notes to Schedule of Investments.

1

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Societe Generale	0.410%	12/1/16	$3,500,000	$3,500,000	(b)(c)
Sumitomo Mitsui Banking Corp.	0.952%	1/5/17	3,000,000	2,997,229	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.440%	12/1/16	4,000,000	4,000,000	(b)(c)
Toronto Dominion Holdings USA	0.821%	1/9/17	1,000,000	999,112	(b)(c)
Toyota Motor Credit Corp.	0.440%	12/5/16	2,000,000	1,999,902	(b)
Toyota Motor Credit Corp.	1.122%	7/21/17	2,000,000	2,000,000	(a)
Unilever Capital Corp.	0.330%	12/1/16	5,000,000	5,000,000	(b)(c)
United Overseas Bank Ltd.	0.993%	2/13/17	1,000,000	997,965	(b)(c)
Westpac Banking Corp.	0.801%	1/18/17	1,000,000	998,933	(b)
Westpac Banking Corp.	1.003%	4/27/17	1,000,000	1,000,007	(a)(c)

Total Commercial Paper				84,145,774

Time Deposits - 20.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.330%	12/1/16	2,000,000	2,000,000
BNP Paribas NY Branch	0.310%	12/1/16	2,000,000	2,000,000
CIBC World Markets Corp.	0.320%	12/1/16	4,000,000	4,000,000
Credit Agricole CIB	0.320%	12/1/16	6,021,000	6,021,000
Natixis	0.310%	12/1/16	6,000,000	6,000,000
Nordea Bank Finland PLC	0.310%	12/1/16	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB	0.310%	12/1/16	3,000,000	3,000,000
Toronto Dominion Bank	0.290%	12/1/16	3,750,000	3,750,000

Total Time Deposits				31,771,000

TOTAL INVESTMENTS - 100.0% (Cost - $152,640,264#)				152,640,264
Liabilities in Excess of Other Assets - (0.0)%				(68,635)

TOTAL NET ASSETS - 100.0%				$152,571,629

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Prime Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$152,640,264	—	$152,640,264

†	See Schedule of Investments for additional detailed categorizations.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2017